First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) – 95.4%
	Advertising – 1.4%
$1,827,000	Clear Channel Outdoor Holdings, Inc. (b)	7.75%	04/15/28	$1,827,000
1,409,000	Clear Channel Outdoor Holdings, Inc. (b)	7.88%	04/01/30	1,462,828
564,000	Clear Channel Outdoor Holdings, Inc. (b)	7.13%	02/15/31	582,020
3,268,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (b)	4.63%	03/15/30	3,168,908
				7,040,756
	Aerospace & Defense – 2.4%
557,000	ATI, Inc.	5.13%	10/01/31	549,086
420,000	Axon Enterprise, Inc. (b)	6.13%	03/15/30	427,892
280,000	Axon Enterprise, Inc. (b)	6.25%	03/15/33	285,067
263,000	Moog, Inc. (b)	5.50%	10/15/34	257,061
10,178,000	TransDigm, Inc. (b)	7.13%	12/01/31	10,531,034
				12,050,140
	Alternative Carriers – 0.2%
1,087,000	Level 3 Financing, Inc. (b)	7.00%	03/31/34	1,112,618
	Aluminum – 0.5%
2,588,000	Novelis Corp. (b)	4.75%	01/30/30	2,500,988
	Apparel Retail – 0.3%
500,000	Nordstrom, Inc.	4.00%	03/15/27	495,440
1,146,000	Nordstrom, Inc.	4.38%	04/01/30	1,091,128
				1,586,568
	Apparel, Accessories & Luxury Goods – 0.1%
567,000	Under Armour, Inc. (b)	7.25%	07/15/30	572,668
	Application Software – 1.6%
1,831,000	Cloud Software Group LLC (b)	6.50%	03/31/29	1,823,649
6,234,000	Cloud Software Group LLC (b)	9.00%	09/30/29	6,255,769
				8,079,418
	Asset Management & Custody Banks – 0.9%
3,287,000	Osaic Holdings, Inc. (b)	6.75%	08/01/32	3,309,036
1,464,000	Osaic Holdings, Inc. (b)	8.00%	08/01/33	1,500,378
				4,809,414
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Co.	9.63%	04/22/30	3,790,287
	Automotive Retail – 0.4%
2,318,000	Valvoline, Inc. (b)	3.63%	06/15/31	2,126,993
	Broadcasting – 3.5%
3,500,000	iHeartCommunications, Inc. (b)	4.75%	01/15/28	3,263,750
4,486,000	Nexstar Media, Inc. (b)	4.75%	11/01/28	4,422,939
3,567,000	Paramount Global	3.70%	06/01/28	3,475,625
3,333,000	Sinclair Television Group, Inc. (b)	8.13%	02/15/33	3,468,853
3,318,000	Sirius XM Radio LLC (b)	4.00%	07/15/28	3,237,807
				17,868,974
	Building Products – 4.5%
1,414,000	Advanced Drainage Systems, Inc. (b)	6.38%	06/15/30	1,425,945
1,424,000	Advanced Drainage Systems, Inc. (b)	5.38%	03/01/34	1,385,485
5,000,000	Builders FirstSource, Inc. (b)	5.00%	03/01/30	4,878,375
3,304,000	Builders FirstSource, Inc. (b)	6.75%	05/15/35	3,307,622

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Building Products (Continued)
$1,848,000	CP Atlas Buyer, Inc. (b)	9.75%	07/15/30	$1,625,591
695,000	MIWD Holdco II LLC / MIWD Finance Corp. (b)	5.50%	02/01/30	657,237
2,471,000	Resideo Funding II LLC (b)	6.50%	07/15/32	2,447,922
574,000	Standard Industries, Inc. (b)	4.75%	01/15/28	572,284
7,121,000	Standard Industries, Inc. (b)	4.38%	07/15/30	6,774,432
				23,074,893
	Cable & Satellite – 3.6%
1,567,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	6.38%	09/01/29	1,569,352
1,184,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	1,123,505
1,953,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.50%	08/15/30	1,818,977
840,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.25%	02/01/31	758,160
3,219,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	7.38%	03/01/31	3,262,009
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.25%	01/15/34	417,320
4,635,000	CSC Holdings LLC (b)	4.50%	11/15/31	2,433,375
626,000	Directv Financing LLC (b)	8.88%	02/01/30	640,709
5,849,537	EchoStar Corp.	10.75%	11/30/29	6,325,148
				18,348,555
	Casinos & Gaming – 3.1%
3,257,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	3,128,697
3,280,000	Churchill Downs, Inc. (b)	5.75%	04/01/30	3,282,726
1,097,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	1,074,583
1,956,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	2,029,428
1,812,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (b)	6.63%	03/01/30	1,191,825
5,432,000	Station Casinos LLC (b)	4.63%	12/01/31	5,126,023
				15,833,282
	Commercial & Residential Mortgage Finance – 4.7%
559,000	Freedom Mortgage Holdings LLC (b)	9.25%	02/01/29	578,262
1,881,000	Freedom Mortgage Holdings LLC (b)	9.13%	05/15/31	1,943,393
1,112,000	Freedom Mortgage Holdings LLC (b)	8.38%	04/01/32	1,118,010
5,007,000	PennyMac Financial Services, Inc. (b)	4.25%	02/15/29	4,775,640
12,530,000	Rocket Cos., Inc. (b)	6.13%	08/01/31	12,696,267
3,092,000	UWM Holdings LLC (b)	6.25%	03/15/31	2,762,179
				23,873,751
	Commodity Chemicals – 0.4%
853,000	Huntsman International LLC	4.50%	05/01/29	826,081
1,028,000	Olin Corp. (b)	6.63%	04/01/33	1,009,948
				1,836,029
	Communications Equipment – 0.3%
1,460,000	Viavi Solutions, Inc. (b)	3.75%	10/01/29	1,393,523
	Construction & Engineering – 1.3%
2,589,000	AECOM (b)	6.00%	08/01/33	2,581,706
2,476,000	APi Group DE, Inc. (b)	5.75%	06/01/34	2,434,673
55,000	Granite Construction, Inc. (b)	6.38%	06/15/34	55,552
273,000	Williams Scotsman, Inc. (b)	6.63%	04/15/30	279,653
1,366,000	Williams Scotsman, Inc. (b)	7.38%	10/01/31	1,414,082
				6,765,666

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Construction Materials – 2.6%
$1,529,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	$1,544,024
6,628,000	Quikrete Holdings, Inc. (b)	6.38%	03/01/32	6,713,766
725,000	Smyrna Ready Mix Concrete LLC (b)	6.00%	11/01/28	725,741
4,003,000	Smyrna Ready Mix Concrete LLC (b)	8.88%	11/15/31	4,197,578
				13,181,109
	Consumer Finance – 1.3%
560,000	EZCORP, Inc. (b)	7.38%	04/01/32	583,655
3,056,000	FirstCash, Inc. (b)	4.63%	09/01/28	3,004,302
2,904,000	FirstCash, Inc. (b)	5.63%	01/01/30	2,880,191
				6,468,148
	Data Processing & Outsourced Services – 1.5%
3,303,000	Block, Inc. (b)	5.63%	08/15/30	3,309,930
1,898,000	Iron Mountain, Inc. (b)	7.00%	02/15/29	1,932,897
2,475,000	Iron Mountain, Inc. (b)	5.25%	07/15/30	2,429,998
				7,672,825
	Distributors – 0.3%
1,371,000	ADI Global Distribution Funding LLC (b)	7.13%	07/15/34	1,417,627
	Diversified Metals & Mining – 0.8%
3,900,000	SCIH Salt Holdings, Inc. (b)	6.63%	08/15/31	3,941,492
	Diversified Support Services – 1.0%
901,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	909,991
3,897,000	RB Global Holdings, Inc. (b)	7.75%	03/15/31	4,031,577
				4,941,568
	Education Services – 0.6%
3,156,000	Graham Holdings Co. (b)	5.63%	12/01/33	3,096,335
	Electric Utilities – 2.7%
1,929,000	Alpha Generation LLC (b)	6.75%	10/15/32	1,945,105
4,553,000	Alpha Generation LLC (b)	6.25%	01/15/34	4,464,374
500,000	NRG Energy, Inc. (b)	5.88%	05/15/34	487,716
2,929,000	NRG Energy, Inc. (b)	6.25%	11/01/34	2,922,087
3,567,000	NRG Energy, Inc. (b)	6.00%	01/15/36	3,470,307
641,000	Vistra Operations Co. LLC (b)	7.75%	10/15/31	667,879
				13,957,468
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (b)	3.75%	02/15/31	310,718
	Environmental & Facilities Services – 0.8%
1,196,000	Allied Universal Holdco LLC (b)	7.88%	02/15/31	1,244,469
1,956,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (b)	6.88%	06/15/30	2,002,799
1,055,000	Clean Harbors, Inc. (b)	5.13%	07/15/29	1,046,760
				4,294,028
	Fertilizers & Agricultural Chemicals – 0.2%
1,185,000	FMC Corp. (b)	8.00%	06/01/31	1,229,870
	Food Distributors – 1.9%
2,603,000	US Foods, Inc. (b)	4.75%	02/15/29	2,570,367
7,407,000	US Foods, Inc. (b)	4.63%	06/01/30	7,233,618
				9,803,985

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Footwear – 0.1%
$660,000	Beach Acquisition Bidco LLC (10.00% cash or 10.75% PIK) (b) (c)	10.00%	07/15/33	$708,749
	Health Care Equipment – 0.1%
559,000	Teleflex, Inc. (b)	5.88%	01/15/32	560,195
	Health Care Facilities – 2.8%
3,391,000	AHP Health Partners, Inc. (b)	5.75%	07/15/29	3,389,046
309,000	Concentra Health Services, Inc. (b)	6.88%	07/15/32	319,947
2,214,000	Encompass Health Corp.	4.63%	04/01/31	2,149,636
3,160,000	Select Medical Corp. (b)	6.25%	12/01/32	3,066,778
3,294,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,298,575
1,274,000	Tenet Healthcare Corp.	4.38%	01/15/30	1,234,206
856,000	Tenet Healthcare Corp.	6.75%	05/15/31	874,633
				14,332,821
	Health Care Services – 1.8%
5,260,000	Raven Acquisition Holdings LLC (b)	6.88%	11/15/31	5,244,873
4,130,000	Surgery Center Holdings, Inc. (b)	7.25%	04/15/32	4,158,555
				9,403,428
	Health Care Supplies – 0.9%
4,488,000	Medline Borrower, L.P. (b)	5.25%	10/01/29	4,464,900
	Health Care Technology – 0.7%
3,423,000	AthenaHealth Group, Inc. (b)	6.50%	02/15/30	3,347,927
	Homebuilding – 1.1%
1,846,000	Dream Finders Homes, Inc. (b)	6.88%	09/15/30	1,814,952
3,244,000	Installed Building Products, Inc. (b)	5.63%	02/01/34	3,170,328
562,000	KB Home	4.00%	06/15/31	523,518
				5,508,798
	Homefurnishing Retail – 0.1%
282,000	Wayfair LLC (b)	7.25%	10/31/29	292,185
	Hotels, Resorts & Cruise Lines – 1.3%
6,602,000	Hilton Domestic Operating Co., Inc. (b)	5.50%	09/15/31	6,581,391
	Household Products – 1.1%
1,746,000	Energizer Holdings, Inc. (b)	4.75%	06/15/28	1,732,073
4,009,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	3,891,210
				5,623,283
	Housewares & Specialties – 0.4%
2,030,000	Newell Brands, Inc. (b)	8.50%	06/01/28	2,117,314
	Independent Power Producers & Energy Traders – 1.2%
500,000	Talen Energy Supply LLC (b)	6.13%	05/01/31	499,013
4,235,000	Talen Energy Supply LLC (b)	6.38%	05/01/33	4,183,734
841,000	Talen Energy Supply LLC (b)	6.25%	02/01/34	826,215
925,000	Talen Energy Supply LLC (b)	6.50%	02/01/36	908,262
				6,417,224
	Industrial Machinery & Supplies & Components – 1.9%
2,837,000	EMRLD Borrower L.P. / Emerald Co-Issuer, Inc. (b)	6.63%	12/15/30	2,896,813
953,000	Esab Corp. (b)	6.25%	04/15/29	965,180
2,314,000	Gates Corp. (The) (b)	6.88%	07/01/29	2,363,381

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$1,408,000	Lsf12 Helix Parent LLC (b)	7.13%	02/01/33	$1,412,080
2,161,000	Madison IAQ LLC (b)	5.88%	06/30/29	2,158,129
				9,795,583
	Insurance Brokers – 4.2%
1,142,000	Acrisure LLC / Acrisure Finance, Inc. (b)	6.00%	08/01/29	970,340
1,405,000	Acrisure LLC / Acrisure Finance, Inc. (b)	7.50%	11/06/30	1,293,910
6,374,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	04/15/28	6,429,269
2,092,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	5.88%	11/01/29	2,078,592
6,077,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	5,909,493
4,148,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (b)	7.13%	05/15/31	4,225,460
826,000	USI, Inc. (b)	7.50%	01/15/32	862,237
				21,769,301
	Integrated Telecommunication Services – 0.1%
550,000	APLD ComputeCo 3 LLC (b)	7.00%	06/15/31	530,228
	Interactive Home Entertainment – 0.3%
1,103,000	OAK-Eagle Acquireco, Inc. (b)	7.25%	07/01/33	1,147,847
545,000	OAK-Eagle Acquireco, Inc. (b)	8.75%	07/01/34	578,759
				1,726,606
	Interactive Media & Services – 0.4%
2,101,000	Cars.com, Inc. (b)	6.38%	11/01/28	2,094,277
	Internet Services & Infrastructure – 3.5%
3,219,000	Black Pearl Compute LLC (b)	6.13%	02/15/31	3,225,087
2,280,000	Cipher Compute LLC (b)	7.13%	11/15/30	2,311,107
2,083,000	CoreWeave, Inc. (b)	9.25%	06/01/30	1,936,180
1,657,000	Flash Compute LLC (b)	7.25%	12/31/30	1,667,664
3,118,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	3,117,563
838,000	Meridian Arc Holdco LLC (b)	6.25%	04/30/31	797,224
1,681,000	SV RNO Property Owner 1 LLC (b)	5.88%	03/01/31	1,544,156
3,171,000	WULF Compute LLC (b)	7.75%	10/15/30	3,296,559
				17,895,540
	IT Consulting & Other Services – 0.1%
282,000	CACI International, Inc. (b)	6.38%	06/15/33	285,930
265,000	Gainwell Acquisition Corp. (b)	9.00%	09/01/31	276,199
				562,129
	Leisure Facilities – 0.3%
876,000	Life Time, Inc. (b)	6.00%	11/15/31	884,914
283,000	SeaWorld Parks & Entertainment, Inc. (b)	5.25%	08/15/29	276,503
586,000	Six Flags Entertainment Corp. (b)	7.25%	05/15/31	579,390
				1,740,807
	Life Sciences Tools & Services – 1.8%
3,153,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	3,128,353
986,000	Fortrea Holdings, Inc. (b)	7.50%	07/01/30	1,005,418
2,802,000	IQVIA, Inc. (b)	6.50%	05/15/30	2,857,684
1,150,000	IQVIA, Inc. (b)	6.25%	06/01/32	1,172,264

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Life Sciences Tools & Services (Continued)
$889,000	Star Parent, Inc. (b)	9.00%	10/01/30	$934,320
				9,098,039
	Managed Health Care – 2.0%
3,320,000	Centene Corp.	4.63%	12/15/29	3,238,859
2,076,000	Centene Corp.	2.50%	03/01/31	1,813,608
5,396,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	5,012,519
				10,064,986
	Metal, Glass & Plastic Containers – 0.3%
1,595,000	Crown Americas LLC	5.25%	04/01/30	1,591,518
	Mortgage REITs – 0.2%
795,000	Blackstone Mortgage Trust, Inc. (b)	6.25%	06/01/31	762,077
272,000	Starwood Property Trust, Inc. (b)	6.13%	06/01/31	272,694
				1,034,771
	Movies & Entertainment – 0.5%
3,812,000	Discovery Global Holdings, Inc.	5.14%	03/15/52	2,573,100
	Oil & Gas Equipment & Services – 0.4%
1,600,000	Kodiak Gas Services LLC (b)	5.88%	04/01/31	1,595,965
549,000	Solaris Energy Infrastructure LLC (b)	6.38%	05/15/31	545,251
				2,141,216
	Oil & Gas Refining & Marketing – 2.4%
2,079,000	Sunoco L.P. (b)	5.63%	03/15/31	2,065,848
5,056,000	Sunoco L.P. (b)	5.88%	03/15/34	4,985,249
5,248,000	Venture Global LNG, Inc. (b)	7.00%	01/15/30	5,403,061
				12,454,158
	Oil & Gas Storage & Transportation – 1.8%
1,560,000	Rockies Express Pipeline LLC (b)	6.75%	03/15/33	1,591,833
5,143,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	5,589,320
1,439,000	Venture Global Plaquemines LNG LLC (b)	6.50%	01/15/34	1,488,764
286,000	Venture Global Plaquemines LNG LLC (b)	7.75%	05/01/35	318,216
				8,988,133
	Other Specialty Retail – 0.4%
1,732,000	PetSmart LLC / PetSmart Finance Corp. (b)	7.50%	09/15/32	1,749,627
563,000	PetSmart LLC / PetSmart Finance Corp. (b)	10.00%	09/15/33	562,653
				2,312,280
	Packaged Foods & Meats – 3.8%
1,025,000	BellRing Brands, Inc. (b)	7.00%	03/15/30	1,015,184
2,154,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,066,150
7,053,000	Performance Food Group, Inc. (b)	4.25%	08/01/29	6,864,041
3,354,000	Post Holdings, Inc. (b)	4.63%	04/15/30	3,234,622
6,317,000	Post Holdings, Inc. (b)	6.38%	03/01/33	6,210,937
				19,390,934
	Paper & Plastic Packaging Products & Materials – 1.0%
547,000	Graphic Packaging International LLC (b)	3.50%	03/15/28	531,811
500,000	Graphic Packaging International LLC (b)	3.50%	03/01/29	478,050
3,959,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	3,720,415

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$567,000	Sword Purchaser LLC (b)	8.25%	04/15/33	$587,206
				5,317,482
	Personal Care Products – 0.3%
1,501,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	1,386,083
	Real Estate Operating Companies – 0.9%
1,108,000	Service Properties Trust (b)	(d)	09/30/27	1,047,903
958,000	Service Properties Trust (b)	8.63%	11/15/31	1,003,712
2,359,000	Service Properties Trust	8.88%	06/15/32	2,435,118
				4,486,733
	Research & Consulting Services – 1.8%
316,000	Amentum Holdings, Inc. (b)	7.25%	08/01/32	325,994
1,816,000	Clarivate Science Holdings Corp. (b)	3.88%	07/01/28	1,769,394
1,929,000	Clarivate Science Holdings Corp. (b)	4.88%	07/01/29	1,816,505
4,833,000	Neptune Bidco US, Inc. (b)	9.29%	04/15/29	4,953,593
283,000	Science Applications International Corp. (b)	5.88%	11/01/33	280,491
				9,145,977
	Restaurants – 1.1%
269,000	Papa John’s International, Inc. (b)	3.88%	09/15/29	250,601
5,692,000	Yum! Brands, Inc. (b)	4.75%	01/15/30	5,600,207
				5,850,808
	Security & Alarm Services – 0.7%
618,000	Brink’s Co. (The) (b)	6.50%	06/15/29	628,201
2,999,000	Brink’s Co. (The) (b)	6.75%	06/15/32	3,045,466
				3,673,667
	Soft Drinks & Non-alcoholic Beverages – 0.4%
2,148,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (b)	6.25%	04/01/29	2,156,697
	Systems Software – 1.3%
3,636,000	Gen Digital, Inc. (b)	7.13%	09/30/30	3,702,913
1,179,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	1,180,061
1,643,000	SS&C Technologies, Inc. (b)	6.50%	06/01/32	1,665,462
				6,548,436
	Technology Hardware, Storage & Peripherals – 1.4%
7,098,000	Fair Isaac Corp. (b)	6.00%	05/15/33	6,986,065
	Trading Companies & Distributors – 5.7%
551,000	Core & Main L.P. (b)	6.00%	07/01/34	549,882
1,563,000	EquipmentShare.com, Inc. (b)	9.00%	05/15/28	1,597,792
2,307,000	EquipmentShare.com, Inc. (b)	8.63%	05/15/32	2,401,843
2,388,000	EquipmentShare.com, Inc. (b)	8.00%	03/15/33	2,452,087
140,000	Herc Holdings, Inc. (b)	5.75%	03/15/31	139,757
2,943,000	Herc Holdings, Inc. (b)	7.25%	06/15/33	3,046,049
140,000	Herc Holdings, Inc. (b)	6.00%	03/15/34	138,176
1,450,379	Park River Holdings, Inc. (b)	8.75%	12/31/30	1,381,014
568,000	Park River Holdings, Inc. (b)	8.00%	03/15/31	571,451
2,061,000	QXO Building Products, Inc. (b)	6.50%	07/15/31	2,085,214
1,913,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	1,958,174
281,000	Synergy Infrastructure Holdings LLC (b)	7.88%	12/01/30	295,902
275,000	Synergy Infrastructure Holdings LLC (b)	7.00%	07/15/34	279,917

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (Continued)
	Trading Companies & Distributors (Continued)
$7,381,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	$7,475,093
4,869,000	WESCO Distribution, Inc. (b)	5.25%	04/15/31	4,800,039
				29,172,390
	Transaction & Payment Processing Services – 1.1%
5,962,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (b)	6.75%	08/15/32	5,892,899
	Total Corporate Bonds and Notes			488,718,754
	(Cost $490,588,241)
FOREIGN CORPORATE BONDS AND NOTES (a) – 16.5%
	Aerospace & Defense – 0.6%
1,695,000	Bombardier, Inc. (b)	7.25%	07/01/31	1,773,906
1,418,000	Phoenix Aviation Capital Ltd. (b)	9.25%	07/15/30	1,482,942
				3,256,848
	Alternative Carriers – 0.6%
3,579,000	Ziggo BV (b)	4.88%	01/15/30	3,306,161
	Automotive Parts & Equipment – 0.7%
2,268,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	02/15/30	2,332,910
1,414,000	Clarios Global, L.P. / Clarios US Finance Co. (b)	6.75%	09/15/32	1,441,368
				3,774,278
	Biotechnology – 0.3%
1,580,000	Genmab A/S / Genmab Finance LLC (b)	6.25%	12/15/32	1,604,228
	Casinos & Gaming – 0.3%
1,645,000	Flutter Treasury DAC (b)	5.88%	06/04/31	1,617,672
	Data Processing & Outsourced Services – 0.4%
2,498,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (b)	4.00%	06/15/29	2,177,646
	Diversified Support Services – 0.7%
3,421,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (b)	7.00%	05/21/30	3,539,794
	Environmental & Facilities Services – 0.8%
3,868,000	GFL Environmental, Inc. (b)	6.75%	01/15/31	3,935,713
	Homebuilding – 0.6%
3,411,000	Mattamy Group Corp. (b)	4.63%	03/01/30	3,290,918
	Hotels, Resorts & Cruise Lines – 2.2%
5,041,000	Carnival Corp. Ltd. (b)	5.88%	06/15/31	5,061,315
6,401,000	Viking Ocean Cruises Ship VII Ltd. (b) (e)	5.63%	02/15/29	6,416,564
				11,477,879
	Insurance Brokers – 1.6%
3,305,000	Ardonagh Finco Ltd. (b)	7.75%	02/15/31	3,373,324
3,212,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (b)	8.13%	02/15/32	3,026,088
1,661,000	Jones Deslauriers Insurance Management, Inc. (b)	8.50%	03/15/30	1,712,671
				8,112,083
	IT Consulting & Other Services – 0.8%
4,000,000	Elastic NV (b)	4.13%	07/15/29	3,852,766
	Life Sciences Tools & Services – 0.4%
1,800,000	Icon Investments Six DAC	5.85%	05/08/29	1,832,056

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Metal, Glass & Plastic Containers – 1.3%
$3,304,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (b)	6.25%	01/30/31	$3,322,643
3,510,000	Canpack SA / Canpack US LLC (b)	3.88%	11/15/29	3,328,627
				6,651,270
	Passenger Airlines – 0.6%
3,025,917	American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (b)	5.75%	04/20/29	3,025,471
	Pharmaceuticals – 0.9%
4,426,000	Opal Bidco SAS (b)	6.50%	03/31/32	4,470,636
	Restaurants – 2.7%
14,344,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	13,552,043
	Security & Alarm Services – 0.4%
447,000	Garda World Security Corp. (b)	8.25%	08/01/32	457,472
1,446,000	Garda World Security Corp. (b)	8.38%	11/15/32	1,480,110
				1,937,582
	Specialized Consumer Services – 0.6%
3,073,000	Belron UK Finance PLC (b)	5.75%	10/15/29	3,086,782
	Total Foreign Corporate Bonds and Notes			84,501,826
	(Cost $84,324,787)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) – 15.7%
	Advertising – 0.4%
1,986,689	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.23%	02/20/32	1,999,941
	Aerospace & Defense – 0.1%
278,944	VistaJet Malta Finance PLC, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.48%	03/31/31	280,483
	Application Software – 3.0%
5,894,132	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.99%	10/09/32	5,132,787
1,396,669	Internet Brands, Inc. (Web MD / MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.94%	05/03/28	1,384,364
2,689,878	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.69%	04/30/28	2,287,244
1,449,971	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.69%	03/01/29	1,376,465
2,138,520	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.73%	05/08/33	1,289,527
1,550,397	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	1,312,411
2,923,274	Solera Holdings, Inc. (Polaris Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.08%	06/04/28	2,722,036
				15,504,834
	Automotive Retail – 0.7%
3,441,000	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	3,443,288

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Cable & Satellite – 0.5%
$2,487,707	DIRECTV Holdings LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.32%	08/02/29	$2,508,890
	Casinos & Gaming – 0.8%
832,903	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.94%	02/06/31	804,967
1,484,546	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.94%	02/06/30	1,454,551
1,715,521	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.94%	01/29/29	1,721,422
				3,980,940
	Construction Materials – 0.1%
622,080	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/02/29	625,971
	Data Processing & Outsourced Services – 0.5%
2,712,020	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.19%	05/17/28	2,553,597
	Electronic Equipment & Instruments – 0.2%
1,125,159	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	9.58%	08/21/28	1,082,763
	Food Distributors – 0.1%
755,635	C&S Wholesale Grocers LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.73%	09/23/30	695,895
	Insurance Brokers – 3.2%
2,311,798	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	11/06/30	1,972,738
1,707,680	Broadstreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	06/16/31	1,685,198
4,197,133	CRC Insurance Group LLC (Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.48%	05/06/32	4,044,106
9,423,929	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.94%	07/02/32	8,946,843
				16,648,885
	Integrated Telecommunication Services – 0.9%
4,491,264	Numericable U.S. LLC (Altice France SAS), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.62%	05/15/31	4,565,931
	Internet Services & Infrastructure – 0.2%
780,323	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, Daily CME Term SOFR + 4.50%, 0.00% Floor	8.15%	11/17/31	788,227
	Life Sciences Tools & Services – 0.7%
3,523,482	Syneos Health, Inc. (Star Parent, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	09/30/30	3,549,521
	Movies & Entertainment – 0.9%
4,717,507	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	06/30/33	4,732,980
	Other Specialty Retail – 0.2%
1,037,512	PetSmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.69%	08/18/32	1,045,947

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (a) (Continued)
	Paper & Plastic Packaging Products & Materials – 0.2%
$851,000	Sealed Air Corp. (Sword Purchaser LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.69%	04/09/33	$843,090
	Rail Transportation – 0.5%
2,466,000	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.48%	04/10/31	2,466,049
	Research & Consulting Services – 0.6%
1,275,437	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.94%	01/31/31	1,199,172
1,684,388	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.69%	08/12/30	1,666,585
				2,865,757
	Specialized Consumer Services – 0.6%
2,941,000	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	01/30/31	2,936,706
	Specialty Chemicals – 0.3%
1,673,464	Nouryon USA LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	07/31/31	1,682,877
	Systems Software – 0.5%
1,821,938	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	10.71%	03/02/29	1,173,729
677,371	Imprivata, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	12/01/29	684,629
131,425	Kaseya, Inc., Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.82%	03/20/33	74,584
1,004,751	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.57%	07/26/32	734,724
				2,667,666
	Trading Companies & Distributors – 0.5%
411,532	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.73%	11/29/30	411,576
2,276,662	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.94%	10/29/29	2,280,168
				2,691,744
	Total Senior Floating-Rate Loan Interests			80,161,982
	(Cost $84,373,014)

Shares	Description	Value
MONEY MARKET FUNDS (a) – 0.5%
2,694,389	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (h)	2,694,389
	(Cost $2,694,389)
	Total Investments – 128.1%	656,076,951
	(Cost $661,980,431)
	Outstanding Loan – (25.4)%	(130,000,000)
	Net Other Assets and Liabilities – (2.7)%	(14,084,552)
	Net Assets – 100.0%	$511,992,399

(a)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At August 31, 2026, the segregated value of these securities amounts to $649,660,387.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2026, securities noted as such amounted to $535,102,958 or 104.5% of net assets.

(c)	The issuer will pay interest in cash and/or in PIK interest.
(d)	Zero coupon security.
(e)	This security does not serve as collateral for the outstanding loan.
(f)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Rate shown reflects yield as of August 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows:
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$488,718,754	$—	$488,718,754	$—
Foreign Corporate Bonds and Notes*	84,501,826	—	84,501,826	—
Senior Floating-Rate Loan Interests*	80,161,982	—	80,161,982	—
Money Market Funds	2,694,389	2,694,389	—	—
Total Investments	$656,076,951	$2,694,389	$653,382,562	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Unfunded Loan Commitments
As of August 31, 2026, the Fund had the following unfunded loan commitment, which is categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CoreWeave Financing DDTL V, LLC, Term Loan	$ 1,019,529	$ 1,041,399	$ 1,029,857	$ (11,542)